Financial Instruments - Schedule of Financial Assets at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets At Amortized Cost [Abstract]
Trade and other assets	$ 14,789	$ 14,950
Restricted bank deposit	388	61
Total current assets	15,177	15,011
Long-term deposit	165	328
Total non-current assets	$ 165	$ 328